Intangibles (Carrying Value And Accumulated Amortization Of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets Disclosure [Line Items]
Net Carrying Amount		$ 4,620
Successor [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value		10,377
Accumulated Amortization	(6,379)	(5,757)
Net Carrying Amount	3,998	4,620
Successor [Member] | Construction management contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value		4,640
Accumulated Amortization		(1,295)
Net Carrying Amount		3,345
Successor [Member] | Homes in backlog [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value		4,937
Accumulated Amortization		(4,169)
Net Carrying Amount		768
Successor [Member] | Joint venture management fee contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value		800
Accumulated Amortization		(293)
Net Carrying Amount		$ 507